Short-term and long-term borrowings (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Debt Instrument [Line Items]
Short-term borrowings	¥ 7,517	$ 1,090	¥ 9,981
Long-term borrowings	11,959	1,734	14,344
Short-term Investments	¥ 724,413	$ 105,030	¥ 615,901
Long-term borrowings guaranteed				¥ 2,300
Minimum
Debt Instrument [Line Items]
Interest rate (as a percent)	2.00%	2.00%
Minimum | Long-term borrowings
Debt Instrument [Line Items]
Interest rate (as a percent)	0.20%	0.20%	0.20%
Term of debt	3 years
Minimum | Short-term borrowings
Debt Instrument [Line Items]
Interest rate (as a percent)	0.20%	0.20%	0.20%
Maximum
Debt Instrument [Line Items]
Interest rate (as a percent)	2.40%	2.40%
Maximum | Long-term borrowings
Debt Instrument [Line Items]
Interest rate (as a percent)	1.30%	1.30%	4.30%
Term of debt	8 years
Maximum | Short-term borrowings
Debt Instrument [Line Items]
Interest rate (as a percent)	8.00%	8.00%	5.00%